Tax credit and other receivables/Other payables - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 37,584	€ 101,921
Permanent Differences For Which No Deferred Tax AssetIs Recognised	€ 36	54,756
Corporate tax rate	25.00%
Share Based Plan [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Temporary Differences For Which No Deferred Tax AssetIs Recognised	€ 37,584	€ 101,921